Long-term Debt - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 27, 2007
Debt Instrument [Line Items]
Surplus note			$ 7,000
Term of surplus note	20 years
Maturity treasury rate	10 years
Effective interest rate	3.75%	4.59%
Principal payments	$ 103
Aggregate principal payments	$ 412	$ 412
Description of event of default	(i) fails to maintain a writing ratio of no more than 2-to-1, net written premium to policyholders’ surplus; (ii) fails to submit quarterly filings to the FLOIR; (iii) fails to maintain a minimum surplus balance of $50,000, except for certain situations; (iv) misuses surplus note proceeds; (v) fails to make payments of interest and/or principal; (vi) makes any misrepresentations in the application for the Program; or (vii) pays any dividend when principal or interest payments are past due. Failure to fulfill any of these requirements may result in an increase in the interest rate to the maximum interest rate permitted by law, acceleration of the repayment of principal and interest, shortened term of the note, or the note being called and demand of full repayment.
Interest expense	$ 46	$ 97